OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2023	2022

Accrued expenses and other payables	$5,083	$5,067
Subcontractors accrual	2,267	2,105
Accrued taxes	3,146	3,028
Contingent consideration related to acquisition	3,077	2,063

	$13,573	$12,263